Cash and Cash Equivalents - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Bank overdrafts deducted from cash and cash equivalents	₽ 1,229	₽ 236
Short-term deposits	1,062	0
Restricted cash and cash equivalents	24	24
Undrawn committed borrowing facilities	475	373
Dividends paid	978	7	₽ 5
Acquisition of non-controlling interests in subsidiaries	3,358	0	1
Fines and penalties on overdue finance leases	13	129	524
Interest accrued	₽ 41,528	₽ 45,664	₽ 40,337